Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	Subsequent Events –

Form S-1/A Registration Statement Under the Securities Act of 1933.

On July 26, 2012, the Company filed Form S-1/A, Registration Statement Under the Securities Act of 1933. This amended the filing made on June 18, 2012.

Material Definitive Agreement

On August 10, 2012, the Company terminated the Asset Purchase Agreement with PC Doctors, LLC, a Wisconsin limited liability company, Tecguard, LLC, a Wisconsin limited liability company, and Robert Posteluk, dated as of June 22, 2012, by exercising its termination rights under that agreement following the completion of the Company’s initial due-diligence investigation.

20.	Subsequent Events –

TX store acquisition

In February, 2012, the Company acquired three additional Cricket corporate owned stores for approximately $350,000. Two of the stores are located in McAllen, Texas and one in Laredo, Texas.

Common Stock Repurchase

Also in February-March, 2012, the Company repurchased an aggregate of 2,048,227 shares of its common stock from four shareholders at $0.15 per share for a total repurchase cost of $307,234.

Credit Facility

On March 14, 2012, the Company paid the remaining principal balance and all accrued and unpaid interest owing under the WERCS credit facility.

Related-Party Consulting Agreement

On March 7, 2012, a consulting agreement with Mr. Richard Miller was approved by the Company’s Board of Directors. The agreement provides for consulting fees in the amount of $100,000 and the same terms and conditions as the agreement that expires March 31, 2012.